Cover Page Document	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	DELEK US HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38142
Entity Tax Identification Number	35-2581557
Entity Address, Address Line One	310 Seven Springs Way
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	771-6701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001694426
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (this "Amendment") amends the Current Report on Form 8-K furnished by Delek US Holdings, Inc. on August 5, 2026 (the "Original Form 8-K"). The Original Form 8-K correctly included disclosure under Item 2.02, "Results of Operations and Financial Condition," and Item 9.01, "Financial Statements and Exhibits." This Amendment is being filed solely to correct the EDGAR Item designation associated with the Original Form 8-K, which excluded Item 2.02 from the EDGAR Item designation. No changes have been made to the disclosure contained in the Original Form 8-K, including the earnings release furnished as Exhibit 99.1, and this Amendment does not modify, update or supplement any information contained in the Original Form 8-K.